Debt financing - Analysis of Future Anticipated Cash Flows Related to Debt (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows including short-term overdrafts	£ (7,701.3)	£ (8,453.3)	£ (8,756.3)
Effect of discounting/financing rates	1,257.1	1,793.4	1,903.4
Debt financing	(6,444.2)	(6,659.9)	(6,852.9)
Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(7,365.4)	(8,011.3)	(8,456.9)
Borrowings [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(936.6)	(748.4)	(175.7)
Borrowings [member] | Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(327.7)	(596.8)	(925.6)
Borrowings [member] | Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(990.0)	(937.1)	(594.8)
Borrowings [member] | Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(496.1)	(742.5)	(1,351.2)
Borrowings [member] | Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(1,114.7)	(786.8)	(496.7)
Borrowings [member] | Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(3,500.3)	(4,199.7)	(4,912.9)
Bank overdrafts [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (335.9)	£ (442.0)	£ (299.4)